Investment Objectives and Goals - Global Fixed Income Opportunities Fund	Mar. 14, 2025
Global Fixed Income Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Fixed Income Opportunities Fund
Global Fixed Income Opportunities Fund (Class IR)
Prospectus [Line Items]
Risk/Return [Heading]	Global Fixed Income Opportunities Fund (Class IR)